NATIXIS FUNDS TRUST I

NATIXIS FUNDS TRUST II

NATIXIS FUNDS TRUST IV

NATIXIS ETF TRUST

NATIXIS ETF TRUST II

LOOMIS SAYLES FUNDS I

LOOMIS SAYLES FUNDS II

GATEWAY TRUST

(each a “Trust” and collectively, the “Trusts”)

Supplement dated May 3, 2021 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2021, Natixis Funds Statements of Additional Information, dated February 1, 2021, April 1, 2021, May 1, 2021, and June 1, 2020 and the Natixis ETFs Statements of Additional Information, dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small/Mid Cap Growth Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Fixed Income	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Limited Term Government and Agency Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Securitized Asset Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small Cap Growth	Vaughan Nelson Select Fund
Loomis Sayles Small Cap Value	Vaughan Nelson Small Cap Value Fund

Effective May 3, 2021, Russell L. Kane has resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts. Mr. Kane will continue to serve as Secretary, Clerk, and Chief Legal Officer. Accordingly, effective immediately, all references to Mr. Kane as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts are removed from each Statement of Additional Information (the “SAI”).

Effective May 3, 2021, Natalie R. Wagner has been appointed as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust(s)” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” in each SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST
Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since May 2021	Formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.